CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating Activities:
Net income (loss)	$ 93	$ (42)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	57	60
Deferred income taxes	7	3
Noncash restructuring and impairment charges	2	5
Noncash legal settlement	(10)	0
Noncash (gain) loss on foreign currency transactions	(6)	4
Noncash loss on disposal of businesses/assets, net	0	1
Other, net	3	5
Changes in operating assets and liabilities:
Accounts receivable	(123)	(81)
Inventories	(104)	13
Prepaid expenses	2	9
Other current assets	(7)	0
Other noncurrent assets	(4)	(30)
Accounts payable	86	45
Accrued liabilities	(4)	(2)
Other noncurrent liabilities	(5)	5
Net cash used in operating activities	(13)	(5)
Investing Activities:
Capital expenditures	(32)	(27)
Cash received from unconsolidated affiliates	26	16
Investment in unconsolidated affiliates	(30)	(16)
Proceeds from sale of business/assets	0	6
Net cash used in investing activities	(36)	(21)
Financing Activities:
Net proceeds (repayments) on short-term debt	3	(2)
Repayment of third-party debt	(3)	(2)
Proceeds from the termination of cross currency swap contracts	8	0
Dividends paid to noncontrolling interests	(3)	(3)
Other financing activities	0	(4)
Net cash provided by (used in) financing activities	5	(11)
Effect of exchange rate changes on cash	(3)	(1)
Net change in cash and cash equivalents	(47)	(38)
Cash and cash equivalents at beginning of period	156	220
Cash and cash equivalents at end of period	109	182
Supplemental cash flow information:
Cash paid for interest excluding hedging activity	30	31
Cash paid for income taxes	4	4
Supplemental disclosure of noncash activities:
Capital expenditures included in accounts payable as of June 30, 2022 and 2021, respectively.	$ 7	$ 20